UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA Partners LLC
           --------------------------------------------------
Address:   200 Park Avenue, Suite 3900
           --------------------------------------------------
           New York, NY 10166
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10328

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Brebbia
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212-692-7693
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/    Joel Brebbia              New York, NY                11/9/04
       ------------------------   ------------------------------  --------




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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
 .......reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             64
                                               -------------

Form 13F Information Table Value Total:       $  1,019,793
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE










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                                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
-------------------------      --------------- ---------  -------- -------- --- ---- -------- --------- --------------------------

ABX AIR INC                      COM            00080S101   16414   2525200  SH        SOLE              2525200
AFC ENTERPRISES INC              COM            00104Q107   17449    793158  SH        SOLE               793158
ARCH CAPITAL GROUP LTD           COM            G0450A105   26584    682687  SH        SOLE               682687
ASSURANT INC                     COM            04621X108   41330   1589600  SH        SOLE              1589600
AXIS CAPITAL HOLDINGS LTD        COM            G0692U109   22409    861900  SH        SOLE               861900
BANTA CORP                       COM            066821109   18333    461200  SH        SOLE               461200
BOISE CASCADE CORP               COM            097383103   10879    326900  SH        SOLE               326900
CABLEVISION SYSTEMS CORP CL A    COM            12686C109   11261    555300  SH        SOLE               555300
CENTERPOINT ENERGY INC           COM            15189T107   35557   3432100  SH        SOLE              3432100
CHINA YUCHAI INTERNATIONAL       COM            G21082105    645     46300   SH        SOLE               46300
CITIZENS FIRST FINANCIAL CORP    COM            174623108    2926    119435  SH        SOLE               119435
COBRA  ELECTRONICS CORP          COM            191042100    4561    632580  SH        SOLE               632580
CONSECO INC                      COM            208464883   30854   1747100  SH        SOLE              1747100
CONSOL ENERGY INC                COM            20854P109   18886    541300  SH        SOLE               541300
COPART INC                       COM            217204106   75319   3978829  SH        SOLE              3978829
CORINTHIAN COLLEGES INC          COM            218868107    5392    400000  SH        SOLE               400000
CORNELL CORRECTIONS INC          COM            219141108    3533    284900  SH        SOLE               284900
CROWN HOLDINGS INC               COM            228368106   36849   3574100  SH        SOLE              3574100
CSG SYSTEM INTERNATIONAL INC     COM            126349109    1275    82737   SH        SOLE               82737
DECKERS OUTDOOR CORP             COM            243537107    7130    209700  SH        SOLE               209700
DEX MEDIA INC                    COM            25212E100    2117    100000  SH        SOLE               100000
DJ ORTHOPEDICS INC               COM            23325G104    883     50000   SH        SOLE               50000
EDISON INTERNATIONAL             COM            281020107   16171    610000  SH        SOLE               610000
EFUNDS CORP                      COM            28224R101   16315    877600  SH        SOLE               877600
FPIC INSURANCE GROUP INC         COM            302563101    8830    341596  SH        SOLE               341596
FREESCALE SEMICONDUCTOR INC      COM            35687M107   33978   2376100  SH        SOLE              2376100
GOLD BANC CORP INC               COM            379907108    3507    260000  SH        SOLE               260000
HANDLEMAN CO                     COM            410252100   11615    567700  SH        SOLE               567700
HAYES LAMMERZ INTL INC NEW       COM            420781304    4245    417778  SH        SOLE               417778
HOLLY CORP NEW                   COM            435758305   22103    866800  SH        SOLE               866800
HOSPIRA INC                      COM            441060100    9651    315400  SH        SOLE               315400
INTERCEPT GROUP INC              COM            45845L107   37127   1982237  SH        SOLE              1982237
ITT EDUCATIONAL SERVICES INC     COM            45068B109   25956    720000  SH        SOLE               720000
JACKSON HEWITT TAX SERVICE INC   COM            468202106   47415   2343800  SH        SOLE              2343800
JONES APPAREL GROUP INC          COM            480074103    8878    248000  SH        SOLE               248000
KEY ENERGY GROUP INC             COM            492914106   15542   1406500  SH        SOLE              1406500
LIPMAN ELECTRONIC ENGINEERING    COM            M6772H101   39799   1692846  SH        SOLE              1692846
LODGIAN INC                      COM            54021P403    2697    272400  SH        SOLE               272400
LOUISIANA PACIFIC CORP           COM            546347105    2595    100000  SH        SOLE               100000
LUBRIZOL CORP                    COM            549271104    1730    50000   SH        SOLE               50000
MAGELLAN HEALTH SERVICES INC     COM            559079207   31528    862351  SH        SOLE               862351
MCDERMOTT INTL INC               COM            580037109   28615   2425000  SH        SOLE              2425000
MERISTAR HOSPITALITY CORP        COM            58984Y103    2175    399100  SH        SOLE               399100
MGIC INVESTMENT CORP-WIS         COM            552848103   44994    676100  SH        SOLE               676100
MI DEVELOPMENTS INC              COM            55304X104   15304    604900  SH        SOLE               604900
MTR GAMING GROUP INC             COM            553769100    5217    559796  SH        SOLE               559796
NAVIGATORS GROUP INC             COM            638904102    176      6036   SH        SOLE                6036
NBTY INC                         COM            628782104   18427    854700  SH        SOLE               854700
NOKIA CORP-SPONSORED ADR         COM            654902204    2770    201900  SH        SOLE               201900
NORANDA INC                      COM            655422103   16174    926900  SH        SOLE               926900
NOVOSTE CORP                     COM            67010C100    3495   2130920  SH        SOLE              2130920
PEABODY ENERGY CORPORATION       COM            704549104   37610    632100  SH        SOLE               632100
PROGRESSIVE CORP-OHIO            COM            743315103    5509    65000   SH        SOLE               65000
RADIOLOGIX INC                   COM            75040K109    6646   1872200  SH        SOLE              1872200
RELIANT RESOURCES INC            COM            75952B105   21565   2311400  SH        SOLE              2311400
SEPRACOR INC                     COM            817315104   15166    310900  SH        SOLE               310900
SITEL CORP.                      COM            82980K107    1999    925400  SH        SOLE               925400
STMICROELECTRONICS N V           COM            861012102     29      1700   SH        SOLE                1700
TELEFLEX INC                     COM            879369106    833     19600   SH        SOLE               19600
TRANSACTION SYSTEMS ARCHITECTS   COM            893416107    4052    218000  SH        SOLE               218000
UNITED STATES STL CORP NEW       COM            912909108   22892    608500  SH        SOLE               608500
VIVENDI UNIVERSAL                COM            92851S204    2094    81400   SH        SOLE               81400
WESTERN WIRELESS CORP-CL A       COM            95988E204    278     10800   SH        SOLE               10800
WILLIAMS COMPANIES INC           COM            969457100   33504   2768900  SH        SOLE              2768900

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